Transfer of Assets - Summary of Carrying Amount and Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 19,161	$ 17,394
Fair Value	19,357	17,418
Carrying amount of associated liabilities	18,617	16,993
Fair Value	19,213	17,202
Trading securities [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	345	165
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	8,453	6,357
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 10,363	$ 10,872